Deferred tax assets and liabilities (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deductible temporary differences	₨ 0	₨ 0
Unrecognized tax losses	0	0
Unrecognized deferred tax Assets Liabilities	₨ 0	₨ 0